Please file this Prospectus Supplement with your records. WELLS FARGO VARIABLE TRUST PROSPECTUSES OF WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
(WF VT Opportunity Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses":

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WF VT Opportunity Fund)		Class 2
Management Fees		0.65%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.21%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.12%
Fee Waivers		0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.01%
[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00%. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Expense Example (WF VT Opportunity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2	103	334	595	1,343

Also effective immediately, the following risks are added to the sections entitled "Principal Investment Risks" and "Descriptions of Principal Investment Risks," respectively:
Principal Investment Risks:

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Please file this Prospectus Supplement with your records. WELLS FARGO VARIABLE TRUST PROSPECTUSES OF WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
(WF VT Opportunity Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses":

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WF VT Opportunity Fund)		Class 2
Management Fees		0.65%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.21%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.12%
Fee Waivers		0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.01%
[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00%. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Expense Example (WF VT Opportunity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2	103	334	595	1,343

Also effective immediately, the following risks are added to the sections entitled "Principal Investment Risks" and "Descriptions of Principal Investment Risks," respectively:
Principal Investment Risks:

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (WF VT Opportunity Fund), Class 2)	0 Months Ended
Aug. 29, 2011
(WF VT Opportunity Fund) | Class 2
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.12%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.01% [1]

[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00%. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 29, 2011
Registrant Name	dei_EntityRegistrantName	WELLS FARGO VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081402
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 29, 2011
Prospectus Date	rr_ProspectusDate	Aug 29, 2011
Supplement [Text Block]	wells_SupplementTextBlock	Please file this Prospectus Supplement with your records. WELLS FARGO VARIABLE TRUST PROSPECTUSES OF WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
(WF VT Opportunity Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses":

Risk Supplement [Text Block]	wells_SupplementTextBlock_01	Also effective immediately, the following risks are added to the sections entitled "Principal Investment Risks" and "Descriptions of Principal Investment Risks," respectively:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

(WF VT Opportunity Fund) | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.01%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,343
[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00%. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.